LONG-TERM OPERATING COMMITMENTS - Capital contribution (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
2022
Capital contribution
Total	R$ 387,024
2023
Capital contribution
Total	363,075
2024
Capital contribution
Total	52,496
2025
Capital contribution
Total	51,166
2026
Capital contribution
Total	16,788
After 2026
Capital contribution
Total	59,337
Itaguacu da Bahia | 2022
Capital contribution
Total	328,336
Itaguacu da Bahia | 2023
Capital contribution
Total	309,433
Teles pires | 2022
Capital contribution
Total	43,278
Teles pires | 2023
Capital contribution
Total	38,024
Teles pires | 2024
Capital contribution
Total	36,668
Teles pires | 2025
Capital contribution
Total	35,124
Teles pires | 2026
Capital contribution
Total	16,788
Teles pires | After 2026
Capital contribution
Total	59,337
Brasil Ventos | 2022
Capital contribution
Total	10,410
Brasil Ventos | 2023
Capital contribution
Total	10,618
Brasil Ventos | 2024
Capital contribution
Total	10,828
Brasil Ventos | 2025
Capital contribution
Total	11,042
Venture Capital | 2022
Capital contribution
Total	5,000
Venture Capital | 2023
Capital contribution
Total	5,000
Venture Capital | 2024
Capital contribution
Total	5,000
Venture Capital | 2025
Capital contribution
Total	R$ 5,000